Consolidated Statement of Cash Flows - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2019 [1]	Oct. 31, 2018		Oct. 31, 2017
Cash Flows from Operating Activities
Net Income	$ 5,758	$ 5,453		$ 5,339
Adjustments to determine net cash flows provided by (used in) operating activities
Provision on securities, other than trading (Note 3)	1	1		7
Net (gain) on securities, other than trading (Note 3)	(250)	(240)		(178)
Net (increase) decrease in trading securities	13,816	(2,650)		(16,237)
Provision for credit losses (Note 4)	872	662		746
Decrease in derivative asset	6,902	6,069		15,544
(Decrease) in derivative liability	(3,774)	(7,481)		(14,923)
Depreciation of premises and equipment (Note 9)	435	400		391
Amortization of other assets	216	224		227
Amortization of intangible assets (Note 11)	554	503		485
Net decrease in deferred income tax asset	483	832		156
Net increase (decrease) in deferred income tax liability	(15)	2		(12)
Net (increase) derease in current income tax asset	354	(232)		(497)
Net increase (decrease) in current income tax liability	6	(87)		52
(Increase) in interest receivable	(299)	(366)		(130)
Increase in interest payable	313	337		15
Changes in other items and accruals, net	(1,255)	2,078		(3,405)
Net increase in deposits	48,009	34,138		15,409
Net (increase) in loans	(43,381)	(23,089)		(6,823)
Net increase (decrease) in securities sold but not yet purchased	(2,524)	2,004		336
Net increase in securities lent or sold under repurchase agreements	20,358	452		16,535
Net (increase) in securities borrowed or purchased under resale agreements	(19,396)	(2,958)		(10,891)
Net increase in securitization and structured entities' liabilities	2,120	1,860		762
Net Cash Provided by (Used in) Operating Activities	29,303	17,912		2,908
Cash Flows from Financing Activities
Net increase (decrease) in liabilities of subsidiaries	(1,227)	2,203		(87)
Proceeds from issuance of covered bonds (Note 13)	4,168	2,706		5,845
Redemption of covered bonds (Note 13)	(3,765)	(567)		(2,602)
Proceeds from issuance of subordinated debt (Note 15)	1,000	2,685		850
Repayment of subordinated debt (Note 15)	(1,000)	(900)		(100)
Proceeds from issuance of preferred shares and other equity instruments (Note 16)	1,008	400		900
Redemption of preferred shares (Note 16)		(300)		(500)
Equity issue expense	(8)	(5)		(9)
Proceeds from issuance of common shares (Note 16)	54	88		149
Common shares repurchased for cancellation (Note 16)	(90)	(991)		(440)
Cash dividends and distributions paid	(2,752)	(2,582)		(2,010)
Net Cash Provided by (Used in) Financing Activities	(2,612)	2,737		1,996
Cash Flows from Investing Activities
Net (increase) decrease in interest bearing deposits with banks	329	(1,648)		(2,245)
Purchases of securities, other than trading	(63,496)	(46,749)		(30,424)
Maturities of securities, other than trading	13,154	14,754		5,930
Proceeds from sales of securities, other than trading	31,561	23,561		24,400
Purchase of non-controlling interest				(25)
Premises and equipment - net (purchases) (Note 9)	(478)	(330)		(301)
Purchased and developed software - net (purchases) (Note 11)	(650)	(556)		(490)
Acquisitions (Note 10)		(365)
Net Cash (Used in) Investing Activities	(19,580)	(11,333)		(3,155)
Effect of Exchange Rate Changes on Cash and Cash Equivalents	(450)	227		(803)
Net increase in Cash and Cash Equivalents	6,661	9,543		946
Cash and Cash Equivalents at Beginning of Year	42,142	32,599		31,653
Cash and Cash Equivalents at End of Year (Note 2)	48,803	42,142	[1]	32,599
Net cash provided by operating activities includes:
Interest paid in the year	12,956	8,790		5,826
Income taxes paid in the year	1,209	1,261		1,338
Interest received in the year	23,966	18,867		15,553
Dividends received in the year	$ 1,740	$ 1,736		$ 2,063

[1]	Certain comparative figures have been reclassified to conform with the current year’s presentation and for changes in accounting policy (Note 1).